Commitments and Contingencies (Schedule of Future Minimum Rental Payments For Operating Leases) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$ 407,583